Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income Per Ordinary Share (Details) - USD ($)	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Numerator:
Allocation of net (loss) income	$ (9,186,142)	$ 28,331,159	$ (868)	$ 0	$ 19,145,017	$ (868)	$ (8,494)	$ (33,316,784)
Class A Ordinary Shares
Numerator:
Allocation of net (loss) income	$ (7,348,914)				$ 15,316,014			$ (26,653,427)
Denominator:
Weighted average ordinary shares outstanding:	45,000,000		0		45,000,000	0		10,327,869
Basic and diluted net (loss) income per ordinary share	$ (0.16)		$ 0		$ 0.34	$ 0		$ (2.58)
Class F Ordinary Shares
Numerator:
Allocation of net (loss) income	$ (1,837,228)				$ 3,829,003			$ (6,663,357)
Denominator:
Weighted average ordinary shares outstanding:	11,250,000		20,000,000		11,250,000	20,000,000	16,321,839	18,050,376
Basic and diluted net (loss) income per ordinary share	$ (0.16)		$ 0.00		$ 0.34	$ 0.00	$ 0.00	$ (0.37)